Acquisitions - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Sep. 28, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Cash consideration		¥ 31,751	¥ 127	¥ 8,880
Equity investment		22,025	19,634
Gain from Equity investment		1,396	(994)	¥ (311)
Intangible assets acquired, technical assets		¥ 36,015	¥ 31,413
Intangible assetsweighted average useful life, technical assets		9 years	6 years
Redlen [Member]
Business Acquisition [Line Items]
Cash consideration	¥ 31,640
Investment held on acquistion		¥ 1,252
Equity investment		5,223
Gain from Equity investment		3,971
Technical assets Member [Member]
Business Acquisition [Line Items]
Intangible assets acquired, technical assets		¥ 8,929
Intangible assetsuseful life,other intangible assets		21 years
Intangible assetsweighted average useful life, technical assets		21 years
Other Intangible Assets [Member]
Business Acquisition [Line Items]
Intangible assets acquired, technical assets		¥ 26
Intangible assetsuseful life,other intangible assets		5 years
Redlen Technologies Inc [Member] | Redlen [Member]
Business Acquisition [Line Items]
percentage of issued share, acquired	87.00%